November 7, 2014

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 02549

Attention: Anu Dubey

Re: Salient MF Trust (the “Trust”) — File No. 333-199155

Pre-Effective Amendment No. 2 to Registration Statement on Form N-14

Dear Ms. Dubey:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the “Securities Act”), the above-referenced Trust hereby certifies that the forms of the combined Prospectus/Proxy Statement and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(b) under the Securities Act would not have differed from those contained in the Trust’s Pre-Effective Amendment No. 2 to its Registration Statement on Form N-14, which was filed by electronic transmission on November 5, 2014.

If you have any questions regarding this certification, please contact me at (617) 476-1711.

Sincerely,

/s/Ioannis Tzouganatos

Ioannis Tzouganatos

Vice President

Citi Fund Services

Administrator to the Trust